11. SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Notes to Financial Statements
NOTE 11 - SUBSEQUENT EVENTS

The Company has evaluated events and transactions that occurred from June 30, 2014 through the date of filing, for possible disclosure and recognition in the financial statements. Except as discussed below, the Company did not have any material subsequent events that impact its financial statements or disclosures.

In July 2014, the Company issued 6,000 shares of its common stock with a fair value of $3,120 in exchange for consulting services rendered during June 2014 and July 2014 in connection with one consulting agreement.  The expense for the June services was included in accrued expenses and other current liabilities in the Company’s financial statements for the period ending June 30, 2014.

The Company has evaluated events and transactions that occurred from December 31, 2013 through the date of filing, for possible disclosure and recognition in the financial statements.  Except as discussed below, the Company did not have any material subsequent events that impact its financial statements or disclosures.

In January 2014 the Company received a notice of cashless stock option exercise in which the holder elected to exercise 133,280 vested options.  The stock options which were exercised had an exercise price of $0.57 per share.  Based upon the Company’s stock price and the cashless exercise formula at the date of exercise, 79,016 shares were issued to the holder.

In January 2014 the Company entered into a consulting agreement to market SUGARDOWN® in the United States. In addition to monthly cash payments, the Company will issue 500,000 shares of its common stock upon achievement of certain agreed upon milestones.

In January 2014 the Company entered into an investment banking agreement under which it is required to pay an engagement fee of $25,000 and issue a warrant to purchase 25,000 shares of common stock at an exercise price of $2.00 per share. Additionally, the Company will be required to pay fees subject to completion of certain financing transactions.

During January and February 2014 the Company issued 6,000 shares of its common stock with a fair value of $7,200 in exchange for consulting services rendered during those periods in connection with a consulting agreement.  During February and March 2014, the Company entered into three consulting agreements under which the Company is required to issue consultants monthly cash payments and a total of 300,000 shares of its common stock in exchange for consulting services over a period of one year.

In February 2014 the Board of Directors approved a grant of non-qualified stock options to the independent directors of the Company to purchase an aggregate of 279,000 shares of the Company’s common stock, with the grant to be effective January 1, 2014.  The options were allocated among the directors based on service in, and chairmanship of the Company’s committees and service as lead independent director. The options vest as of December 31, 2014, provided that the directors remain directors on that date and have attended at least 75% of the scheduled meetings of the Board and the committees on which such directors serve during the 2014 calendar year.

In February 2014 the Company granted incentive stock options to members of management and non-management to purchase an aggregate of 700,000 shares of the Company’s common stock at the exercise price of $1.21 per share, of which 350,000 of these options vest immediately.  The remainder vest quarterly over a period of one to two years.  In addition, the Company granted a consultant a non-qualified stock option to purchase up to 50,000 shares of the Company’s common stock at the exercise price of $1.21 per share vesting quarterly over a two year period.

On March 12, 2014, a complaint against the Company and the Company's CEO, David Platt, was filed in Middlesex Superior Court in Massachusetts by Eliezer Zomer. Mr. Zomer alleges that the Company and Dr. Platt have refused to deliver 400,000 shares of the Company's Common Stock that Mr. Zomer believes are owed to him, and seeks delivery of the shares and damages. The Company and Dr. Platt intend to contest the allegations set forth in the complaint.